Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Loss for the year	$ (13,008)	$ (12,125)	$ (4,202)
Adjustments:
Depreciation	4	2	1
Finance expense, net	947	4,942	133
Share-based payments	2,308	400	59
Expenses in regards with settlement with a minority shareholder of a subsidiary (see note 12)	1,000
Expenses in regard to a strategic cooperation agreement		250	417
Total adjustments	(8,749)	(6,531)	(3,592)
Changes in assets and liabilities:
Changes in other receivables	(273)		197
Changes in accounts payable	(491)	(138)	(152)
Changes in other payables	745	357	54
Changes in post-employment benefit liabilities	141	50	185
Changes in assets and liabilities, total	122	269	284
Net cash used in operating activities	(8,627)	(6,262)	(3,308)
Cash flows from investing activities:
Acquisition of subsidiary (see Note 4)	(1,732)
Decrease (increase) in short term deposits	4,411	(7,899)
Interest received	106	138
Acquisition of fixed assets	(13)	(10)	(9)
Net cash provided by (used in) investing activities	2,772	(7,771)	(9)
Cash flows from financing activities:
Repayment of loans from related parties	(130)		(294)
Short-term credit from bank	(16)
Proceeds from issuance of shares and ADSs	2,419	6,287	14,942
Share and ADS issuance expenses paid	(245)	(1,065)	(2,059)
Proceeds from issuance of warrants	1,107	5,713	190
Warrants issuance expenses paid	(114)	(968)	(10)
Receipts from warrant exercise		325	2
Interest paid	(26)	(6)	(145)
Net cash provided by financing activities:	2,995	10,286	12,632
Net increase (decrease) in cash	(2,860)	(3,747)	9,315
Cash at the beginning of the year	6,758	10,558	1,313
Effect of translation adjustments on cash	49	(53)	(70)
Cash at end of the year	$ 3,947	$ 6,758	$ 10,558